Financial Statements Schedule: Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2018
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Financial Statements Schedule: Valuation and Qualifying Accounts
40.	Financial Statements Schedule: Valuation and Qualifying Accounts

	January 1	Additions charged to expense	Deduction / Write-offs	Exchange difference on translations of foreign financial statement	Non-current assets held for sale	December 31
	NT$000	NT$000	NT$000	NT$000	NT$000	NT$000
Year of 2016 :

Allowance for impairment of property, plant and equipment	1,994,715	8,198	(45,319)	(118,046)	(1,480,278)	359,270

Allowance for impairment of obsolescence and decline in market value of inventories	95,036	66,894	—	(557)	(6,532)	154,841

Allowance for impairment of accounts receivable	—	87	—	—	—	87

Year of 2017 :

Allowance for impairment of property, plant and equipment	359,270	956	(39,771)	—	—	320,455

Allowance for impairment of obsolescence and decline in market value of inventories	154,841	—	(101,127)	—	—	53,714

Allowance for impairment of accounts receivable	87	—	(87)	—	—	—

Year of 2018 :

Allowance for impairment of property, plant and equipment	320,455	—	(2,862)	—	—	317,593

Allowance for impairment of obsolescence and decline in market value of inventories	53,714	—	(17,557)	—	—	36,157

Loss allowance for accounts receivable*	1,819	322	—	—	—	2,141

*

The Group initially applied IFRS 9 on January 1, 2018, and recorded loss allowance amounted to NT$1,819 thousand based on expected credit loss. Please refer to Note 41 for the details of significant effects as of January 1, 2018 on applying the aforementioned new standard.